Provisions for employee benefits - Costs charged to the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Benefit Plans [Line Items]
Administrative fees paid	€ 1
Current service cost	67	€ 69
Past service cost and (gains) losses on settlements	127	107
- interest cost on liabilities	29	26
- interest income on plan assets	(18)	(12)
Interest cost (income), net	11	14
Remeasurements for long-term plans	(22)	(11)
Total	184	179
Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	1
Total	174	165
Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	10	14
Total	10	14
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	52	49
Past service cost and (gains) losses on settlements	127	107
- interest cost on liabilities	1
Interest cost (income), net	1
Remeasurements for long-term plans	(22)	(11)
Total	158	145
Other benefit plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	1
Total	158	145
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Current service cost	15	20
- interest cost on liabilities	28	26
- interest income on plan assets	(18)	(12)
Interest cost (income), net	10	14
Administrative fees paid	1
Total	26	34
Defined benefit plan | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	16	20
Defined benefit plan | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	10	14
Total	10	14
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	1	1
- interest cost on liabilities	2	1
Interest cost (income), net	2	1
Total	3	2
Italian defined benefit plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	1	1
Italian defined benefit plans | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	2	1
Total	2	1
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Current service cost	11	16
- interest cost on liabilities	24	24
- interest income on plan assets	(18)	(12)
Interest cost (income), net	6	12
Administrative fees paid	1
Total	18	28
Foreign defined benefit plan | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	12	16
Foreign defined benefit plan | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	6	12
Total	6	12
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	3	3
- interest cost on liabilities	2	1
Interest cost (income), net	2	1
Total	5	4
FISDE and other foreign medical plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	3	3
FISDE and other foreign medical plans | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	2	1
Total	€ 2	€ 1